UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2016

Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments:

Putnam Emerging Markets Equity Fund

The fund's portfolio
5/31/16 (Unaudited)

COMMON STOCKS (92.5%)(a)
			Shares	Value

Aerospace and defense (0.7%)

Bharat Electronics, Ltd. (India)			12,209	$213,786

				213,786
Auto components (1.3%)

Nexteer Automotive Group, Ltd.			197,000	198,303

S&T Motiv Co., Ltd. (South Korea)			3,219	193,448

				391,751
Automobiles (1.2%)

Tata Motors, Ltd. (India)(NON)			53,700	366,222

				366,222
Banks (10.2%)

Abu Dhabi Commercial Bank PJSC (United Arab Emirates)(NON)			164,864	267,510

Bank of China, Ltd. (China)			671,000	273,278

Commercial International Bank Egypt SAE GDR (Egypt)			47,035	173,794

Credicorp, Ltd. (Peru)			2,252	315,730

E.Sun Financial Holding Co., Ltd. (Taiwan)			346,000	193,158

Grupo Financiero Banorte SAB de CV (Mexico)			99,503	521,216

Grupo Supervielle SA ADR (Argentina)(NON)			16,585	188,903

Moneta Money Bank AS (Czech Republic)(NON)			86,248	270,794

Sberbank of Russia PJSC ADR (Russia)			78,518	670,544

Turkiye Garanti Bankasi AS (Turkey)			81,244	208,057

				3,082,984
Beverages (2.7%)

Anheuser-Busch InBev SA/NV ADR (Belgium)			2,031	256,353

Fomento Economico Mexicano, SAB de CV ADR (Mexico)			2,275	206,297

Vina Concha y Toro SA (Chile)			221,385	363,671

				826,321
Chemicals (0.4%)

Braskem SA Class A (Preference) (Brazil)			22,663	131,703

				131,703
Construction and engineering (4.5%)

China Communications Construction Co., Ltd. (China)			223,000	251,301

China State Construction International Holdings, Ltd. (China)			160,000	204,333

Concord New Energy Group, Ltd. (China)			5,682,000	309,846

CTCI Corp. (Taiwan)			153,000	219,998

IRB Infrastructure Developers, Ltd. (India)			66,081	216,473

Surya Semesta Internusa Tbk PT (Indonesia)			4,044,300	192,502

				1,394,453
Construction materials (1.7%)

Cemex SAB de CV ADR (Mexico)			43,958	279,573

Siam Cement PCL (The) (Thailand)			19,350	259,746

				539,319
Consumer finance (0.9%)

Shriram Transport Finance Co., Ltd. (India)			16,438	288,041

				288,041
Diversified financial services (1.0%)

Moscow Exchange MICEX-RTS OAO (Russia)(NON)			192,431	318,601

				318,601
Diversified telecommunication services (1.3%)

Telefonica Brasil SA ADR (Brazil)			18,600	214,272

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)			761,800	206,115

				420,387
Electric utilities (4.4%)

Cia Paranaense de Energia-Copel (Preference) (Brazil)			15,400	100,917

EDP - Energias do Brasil SA (Rights) (Brazil)(F)(NON)			10,038	1,972

EDP - Energias do Brasil SA (Brazil)			36,600	123,668

Korea Electric Power Corp. (South Korea)			5,315	280,115

Pampa Energia SA ADR (Argentina)(NON)			10,902	255,870

Power Grid Corp. of India, Ltd. (India)			147,716	328,952

Tenaga Nasional Bhd (Malaysia)			78,900	267,136

				1,358,630
Electronic equipment, instruments, and components (0.5%)

Fabrinet (Thailand)(NON)			4,624	164,152

				164,152
Food and staples retail (2.1%)

Puregold Price Club, Inc. (Philippines)			155,900	139,942

Wal-Mart de Mexico SAB de CV (Mexico)			129,977	302,465

X5 Retail Group NV GDR (Russia)(NON)			10,923	213,545

				655,952
Food products (2.1%)

Adecoagro SA (Argentina)(NON)			19,400	220,772

Kwality, Ltd. (India)(NON)			60,830	99,558

Sao Martinho SA (Brazil)			23,371	348,081

				668,411
Health-care providers and services (0.6%)

Mediclinic International PLC (South Africa)(NON)			15,688	199,760

				199,760
Household durables (2.8%)

Basso Industry Corp. (Taiwan)			175,000	374,762

Coway Co., Ltd. (South Korea)			3,031	261,741

Skyworth Digital Holdings, Ltd. (China)			410,738	246,891

				883,394
Insurance (3.2%)

AIA Group, Ltd. (Hong Kong)			63,800	371,671

Dongbu Insurance Co., Ltd. (South Korea)			5,255	319,952

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			11,296	299,087

				990,710
Internet and catalog retail (1.3%)

Ctrip.com International, Ltd. ADR (China)(NON)			6,190	283,254

Delivery Hero Holding GmbH (acquired 6/12/15, cost $161,742) (Private) (Germany)(F)(RES)(NON)			21	112,830

FabFurnish GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

Global Fashion Holding SA (acquired 8/2/13, cost $87,766) (Private) (Brazil)(F)(RES)(NON)			2,072	14,848

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Brazil)(F)(RES)(NON)			1	1

				410,935
Internet software and services (8.8%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			12,105	992,610

PChome Online, Inc. (Taiwan)			21,000	249,032

Tencent Holdings, Ltd. (China)(NON)			67,100	1,498,363

				2,740,005
IT Services (0.6%)

Mphasis, Ltd. (India)			22,811	177,598

				177,598
Machinery (0.5%)

EVA Precision Industrial Holdings, Ltd. (China)			1,276,000	151,249

				151,249
Media (5.8%)

CJ E&M Corp. (South Korea)			4,508	284,644

Cyfrowy Polsat SA (Poland)(NON)			46,266	262,795

Innocean Worldwide, Inc. (South Korea)			3,600	267,876

Naspers, Ltd. Class N (South Africa)			5,674	834,541

Zee Entertainment Enterprises, Ltd. (India)			23,837	156,804

				1,806,660
Multiline retail (0.5%)

Matahari Department Store Tbk PT (Indonesia)			108,700	150,843

				150,843
Oil, gas, and consumable fuels (3.0%)

Gazprom Neft PAO ADR (Russia)			22,401	277,772

Lukoil PJSC ADR (Russia)			13,077	500,195

Tupras Turkiye Petrol Rafinerileri AS (Turkey)			7,213	162,727

				940,694
Paper and forest products (2.7%)

Nine Dragons Paper Holdings, Ltd. (China)			331,000	238,516

Sappi, Ltd. (South Africa)(NON)			59,207	277,759

Suzano Papel e Celulose SA Ser. A (Preference) (Brazil)			83,443	338,520

				854,795
Personal products (4.5%)

Amorepacific Group (South Korea)			2,812	392,837

Grape King Bio, Ltd. (Taiwan)			39,000	245,806

Hypermarcas SA (Brazil)			23,057	181,848

LG Household & Health Care, Ltd. (South Korea)			653	575,719

				1,396,210
Pharmaceuticals (3.5%)

Aurobindo Pharma, Ltd. (India)			48,162	562,716

Hikma Pharmaceuticals PLC (United Kingdom)			4,859	161,722

Richter Gedeon Nyrt (Hungary)			18,316	367,195

				1,091,633
Real estate investment trusts (REITs) (1.1%)

Macquarie Mexico Real Estate Management SA de CV (Mexico)			280,899	352,327

				352,327
Real estate management and development (3.0%)

Emaar Properties PJSC (United Arab Emirates)			206,882	352,022

Kawasan Industri Jababeka Tbk PT (Indonesia)			11,531,212	212,510

Megaworld Corp. (Philippines)			3,899,000	374,451

				938,983
Semiconductors and semiconductor equipment (2.3%)

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			149,889	718,179

				718,179
Software (0.6%)

NCSoft Corp. (South Korea)			942	189,319

				189,319
Technology hardware, storage, and peripherals (5.1%)

Casetek Holdings, Ltd. (Taiwan)			67,000	253,683

Samsung Electronics Co., Ltd. (South Korea)			1,249	1,349,965

				1,603,648
Textiles, apparel, and luxury goods (0.6%)

Welspun India, Ltd. (India)			111,780	172,946

				172,946
Thrifts and mortgage finance (1.8%)

Housing Development Finance Corp., Ltd. (HDFC) (India)			30,724	564,308

				564,308
Transportation infrastructure (1.0%)

Promotora y Operadora de Infraestructura SAB de CV (Mexico)			17,815	212,669

TAV Havalimanlari Holding AS (Turkey)			20,566	105,474

				318,143
Water utilities (1.0%)

China Water Affairs Group, Ltd. (China)			620,000	321,901

				321,901
Wireless telecommunication services (3.2%)

China Mobile, Ltd. (China)			89,000	1,011,703

				1,011,703

Total common stocks (cost $28,301,633)				$28,806,656

WARRANTS (3.0%)(a)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)(F)	6/24/16	$0.00	69,000	$244,562

Midea Group Co., Ltd. 144A (China)(F)(NON)	4/29/17	0.00	59,250	200,964

Wuliangye Yibin Co., Ltd. 144A (China)(NON)	4/17/17	0.00	57,600	262,677

Zhengzhou Yutong Bus Co., Ltd. 144A (China)(NON)	6/30/16	0.00	79,400	236,331

Total warrants (cost $996,744)				$944,534

SHORT-TERM INVESTMENTS (3.8%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.41%(AFF)		Shares	1,081,322	$1,081,322

U.S. Treasury Bills 0.27%, June 9, 2016			$110,000	109,996

Total short-term investments (cost $1,191,315)				$1,191,318

TOTAL INVESTMENTS

Total investments (cost $30,489,692)(b)				$30,942,508

WRITTEN OPTIONS OUTSTANDING at 5/31/16 (premiums $19,998) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

CEMEX SAB de CV ADR (Call)	Aug-16/$7.74	$21,979	$2,626
Sberbank of Russia ADR PJSC (Call)	Aug-16/8.37	39,081	21,372

Total			$23,998

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 5/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
baskets	22,321	$—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	A basket (GSEHPKPA) of common stocks	$(1,158)
shares	62,200	—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	Engro Corp., Ltd.	4,514

Total		$—	$3,356

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
OAO	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2015 through May 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $31,154,025.
(b)	The aggregate identified cost on a tax basis is $30,666,782, resulting in gross unrealized appreciation and depreciation of $2,223,451 and $1,947,725, respectively, or net unrealized appreciation of $275,726.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $127,681, or 0.4% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$813,594	$16,272,646	$16,004,918	$1,896	$1,081,322
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
	At the close of the reporting period, the fund maintained liquid assets totaling $14,203 to cover certain derivative contracts and the settlement of certain securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	21.7%
	South Korea	14.3
	India	10.2
	Taiwan	7.3
	Russia	6.4
	Mexico	6.0
	Brazil	4.7
	United States	4.5
	South Africa	4.2
	Indonesia	2.5
	Argentina	2.1
	United Arab Emirates	2.0
	Philippines	1.7
	Turkey	1.5
	Thailand	1.4
	Hong Kong	1.2
	Hungary	1.2
	Chile	1.2
	Peru	1.0
	Czech Republic	0.9
	Malaysia	0.9
	Poland	0.8
	Belgium	0.8
	Egypt	0.6
	United Kingdom	0.5
	Germany	0.4

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Options contracts: The fund used options contracts to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $23,998 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$1,380,590	$2,674,480	$127,681
Consumer staples	2,093,032	1,453,862	—
Energy	940,694	—	—
Financials	3,639,498	2,896,456	—
Health care	728,677	562,716	—
Industrials	318,143	1,759,488	—
Information technology	1,156,762	4,436,139	—
Materials	1,027,555	498,262	—
Telecommunication services	214,272	1,217,818	—
Utilities	480,455	1,200,076	—
Total common stocks	11,979,678	16,699,297	127,681
Warrants	—	944,534	—
Short-term investments	1,081,322	109,996	—

Totals by level	$13,061,000	$17,753,827	$127,681

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options outstanding	$—	$(23,998)	$—
Total return swap contracts	—	3,356	—

Totals by level	$—	$(20,642)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$949,048	$25,156

Total	$949,048	$25,156

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Written equity option contracts (contract amount)		$18,000
OTC total return swap contracts (notional)		$320,000
Warrants (number of warrants)		320,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Citibank, N.A.	Goldman Sachs International	Total

	Assets:
	OTC Total return swap contracts*#	$—	$4,514	$4,514

	Total Assets	$—	$4,514	$4,514

	Liabilities:
	OTC Total return swap contracts*#	$—	$1,158	$1,158
	Written options#	23,998	—	23,998

	Total Liabilities	$23,998	$1,158	$25,156

	Total Financial and Derivative Net Assets	$(23,998)	$3,356	$(20,642)
	Total collateral received (pledged)##†	$—	$—
	Net amount	$(23,998)	$3,356

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2016